INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES (Schedule of reconciliation of the income taxes computed) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
(Loss)/profit before income tax for the year | ¥			¥ 24,163	¥ (5,645)	¥ (6,176)
Tax at the statutory tax rate		25.00%	25.00%	25.00%	25.00%
Computed income tax (benefit)/expense | ¥			¥ 6,041	¥ (1,411)	¥ (1,544)
Effect of different tax rates for the Company and overseas subsidiaries | ¥			(1,187)	965	955
Tax losses not recognized | ¥			373	444	588
Non-deductible expenses | ¥			4	2	1
Utilization of previously unrecognized deductible temporary differences | ¥			(50)
Others | ¥	[1]		(6,597)
Income tax benefit | ¥			¥ 1,416
USD [Member]
(Loss)/profit before income tax for the year | $		$ 3,701
Tax at the statutory tax rate		25.00%	25.00%
Computed income tax (benefit)/expense | $		$ 925
Effect of different tax rates for the Company and overseas subsidiaries | $		(182)
Tax losses not recognized | $		57
Non-deductible expenses | $		1
Utilization of previously unrecognized deductible temporary differences | $		(8)
Others | $	[1]	(1,010)
Income tax benefit | $		$ 217

[1]	It mainly represents the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing Regulations for the Implementing of the Corporate Income Tax Law of the PRC.